Six Circles International Unconstrained Equity Fund Expense Example - Six Circles International Unconstrained Equity Fund - Six Circles International Unconstrained Equity Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	137
Expense Example, with Redemption, 10 Years	$ 336